SUMMARY OF SIGNIFICAN ACCOUNTING POLICIES (Policies) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, as well as the disclosure of contingent assets and liabilities. Actual results may differ from these estimates.

Risks and Uncertainties

Risks and Uncertainties

The Plan invests in various investment securities, which are subject to risks such as interest rate, market, and credit risks. Due to the inherent risks associated with certain investment securities, it is at least reasonably possible that changes in their values could occur in the near term and materially impact the amounts reported in the Statements of Net Assets Available for Benefits.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. The fair value of a financial instrument represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shares of mutual funds managed by registered investment companies are valued at quoted net asset values. Common collective trusts are valued based on their proportionate share of gains, losses, and income from the underlying pooled assets, which primarily consist of open-end mutual funds. The Company’s common stock is valued at its quoted market price. Realized gains and losses on sales of investments, as well as unrealized appreciation and depreciation, are based on market values at the beginning of the year or, if acquired during the year, at cost.

The stable value fund is a bank common collective trust fund that invests in fully benefit-responsive investment contracts. It is valued at the fair market value of its underlying investments and reported at fair value in the Statement of Net Assets Available for Benefits, using net asset value as a practical expedient (further discussed in Note 3). The fund requires a 12-month written notice period for withdrawals initiated by the Plan Sponsor.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis, and dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes gains and losses on investments bought and sold, as well as those held during the year.

Management fees and operating expenses for mutual funds and common collective trust funds are deducted from investment income daily and are not separately disclosed. Accordingly, these fees and expenses reduce reported investment returns.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are recorded at their unpaid principal balance, plus any accrued but unpaid interest. Delinquent participant loans are reclassified as benefits paid to participants in accordance with Plan terms.

Administrative Expenses	Administrative Expenses Administrative expenses of the Plan are paid by either the Plan or the Plan Sponsor, as specified in the Plan document.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid. As of December 31, 2025 and 2024, no participants had elected to withdraw from the Plan but had not yet been paid.
Excess Contributions Payable

Excess Contributions Payable

The Plan is required to return contributions received during the Plan year in excess of IRC limits. As of December 31, 2025 and 2024, there were excess contributions due to participants of $0 and $2,054, respectively.